Income Taxes (Schedule of Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (11,783)	$ (635,721)	$ 25,903
Foreign	(74,576)	(748,110)	(180,621)
Loss before income taxes	$ (86,359)	$ (1,383,831)	$ (154,718)